9. EQUITY TRANSACTIONS (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Equity Transactions Details
Number of Warrants Outstanding, Beginning	1,081,993
Number of Warrants Issued
Number of Warrants Exercised	(99,630)
Number of Warrants Forfeited
Number of Warrants Expired
Number of Warrants Outstanding, Ending	982,363
Number of Warrants Exercisable	982,363
Average Exercise Price Outstanding, Beginning	$ 6.87
Average Exercise Price Issued
Average Exercise Price Exercised	$ (1.50)
Average Exercise Price Expired
Weighted Average Exercise Price Forfeited
Average Exercise Price Outstanding, Ending	$ 7.41